Other Comprehensive Income or Loss - Changes in the AOCI Balance (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 24, 2018	Dec. 02, 2017	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		$ 1,371.2	$ 1,371.2	$ 1,613.2	$ 2,168.5
Other comprehensive income before reclassifications			207.0	68.6
Amounts reclassified from Accumulated other comprehensive income			90.9	53.0
Tax (expense) benefit			(94.0)	(21.7)
Current-period other comprehensive income (loss), net	$ 164.6	39.3	203.9	99.9	(172.3)
Ending balance				1,371.2	1,613.2
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		(12.8)	(12.8)	(112.7)
Current-period other comprehensive income (loss), net	164.6
Ending balance	191.1		191.1	(12.8)	(112.7)
Interest rate swaps
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		(28.1)	(28.1)	(67.5)
Other comprehensive income before reclassifications			33.7	1.4
Amounts reclassified from Accumulated other comprehensive income			32.4	50.5
Tax (expense) benefit			(19.1)	(12.5)
Current-period other comprehensive income (loss), net			47.0	39.4
Ending balance	18.9		18.9	(28.1)	(67.5)
Pension and Post-retirement benefit plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		79.7	79.7	(2.3)
Other comprehensive income before reclassifications			143.1	102.8
Amounts reclassified from Accumulated other comprehensive income			(21.3)	2.5
Tax (expense) benefit			(29.6)	(23.3)
Current-period other comprehensive income (loss), net			92.2	82.0
Ending balance	171.9		171.9	79.7	(2.3)
Foreign currency translation adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		(66.1)	(66.1)	(45.6)
Other comprehensive income before reclassifications			23.7	(34.2)
Amounts reclassified from Accumulated other comprehensive income			84.9	0.0
Tax (expense) benefit			(43.6)	13.7
Current-period other comprehensive income (loss), net			65.0	(20.5)
Ending balance	(1.1)		(1.1)	(66.1)	(45.6)
Other
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		$ 1.7	1.7	2.7
Other comprehensive income before reclassifications			6.5	(1.4)
Amounts reclassified from Accumulated other comprehensive income			(5.1)	0.0
Tax (expense) benefit			(1.7)	0.4
Current-period other comprehensive income (loss), net			(0.3)	(1.0)
Ending balance	$ 1.4		$ 1.4	$ 1.7	$ 2.7